Other Intangible Assets - Summary of Book Values of Major Brands (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	£ 18,418	£ 18,368
Advil [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	3,362	3,349
Centrum [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,828	1,824
Voltaren [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	2,725	2,725
Emergen-C [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	439	433
Robitussin [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,126	1,111
Caltrate [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,731	1,678
Otrivin [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,385	1,385
Preparation H [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,152	1,139
Fenistil [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	598	598
Chapstick [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	521	512
Theraflu [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	436	433
Nexium [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	670	668
Panadol [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	395	396
Sensodyne [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	270	270
Others [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	£ 1,780	£ 1,847